SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Interest paid	$1,638	$1,074	$985
Income taxes paid	$364	$262	$172

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Accounts receivable	$(445)	$(190)	$284
Prepayments	(117)	(11)	(415)
Accounts payable and other	(342)	(323)	(89)
Changes in non-cash working capital, net(1)	$(904)	$(524)	$(220)

(1)During the year ended December 31, 2022, changes in non-cash working capital include a $0.3 billion (2021: $0.3 billion, 2020: $0.3 billion) reduction to cash related to the impact of finance lease receivables signed at our North American residential energy infrastructure operation. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are more than offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.